LVIP SSGA Moderately Aggressive Structured Allocation Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–94.85%
INVESTMENT COMPANIES–94.85%
Equity Funds–36.89%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Large Cap 100 Fund	4,703,677	$ 56,636,971
LVIP SSGA Mid-Cap Index Fund	1,459,877	17,273,267
LVIP SSGA S&P 500 Index Fund	2,526,867	59,315,675
LVIP SSGA Small-Cap Index Fund	607,792	17,055,245
LVIP SSGA Small-Mid Cap 200 Fund	1,568,449	16,772,992
		167,054,150
Fixed Income Fund–25.68%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	11,540,265	116,256,634
		116,256,634
International Equity Funds–32.28%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Developed International 150 Fund	6,673,890	50,281,089
LVIP SSGA Emerging Markets 100 Fund	6,315,072	45,272,752
LVIP SSGA International Index Fund	5,092,399	50,598,074
		146,151,915
Total Affiliated Investments (Cost $375,305,490)		429,462,699

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–5.22%
INVESTMENT COMPANIES–5.22%
Fixed Income Fund–5.19%
SPDR® Portfolio TIPS ETF	881,086	$ 23,498,564
		23,498,564
Money Market Fund–0.03%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.70%)	120,785	120,785
		120,785
Total Unaffiliated Investments (Cost $24,361,090)		23,619,349

TOTAL INVESTMENTS–100.07% (Cost $399,666,580)	453,082,048
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.07%)	(320,655)
NET ASSETS APPLICABLE TO 36,520,524 SHARES OUTSTANDING–100.00%	$452,761,393

✧✧ Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
S&P–Standard & Poor’s
SPDR–Standard & Poor’s Depositary Receipt
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Moderately Aggressive Structured Allocation Fund–1

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Moderately Aggressive Structured Allocation Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation (“LIAC”)) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their closing net asset value (“NAV”). Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$429,462,699	$—	$—	$429,462,699
Unaffiliated Investment Companies	23,619,349	—	—	23,619,349
Total Investments	$453,082,048	$—	$—	$453,082,048
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Moderately Aggressive Structured Allocation Fund–2

LVIP SSGA Moderately Aggressive Structured Allocation Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LFI (formerly, LIAC) (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2023, were as follows:
	Value 12/31/22	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/23	Number of Shares 03/31/23	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-94.85%@
Equity Funds-36.89%@
✧✧LVIP SSGA Large Cap 100 Fund	$56,759,704	$668,047	$1,228,959	$(35,516)	$473,695	$56,636,971	4,703,677	$—	$—
✧✧LVIP SSGA Mid-Cap Index Fund	17,021,922	51,603	443,202	24,461	618,483	17,273,267	1,459,877	—	—
✧✧LVIP SSGA S&P 500 Index Fund	55,749,638	682,490	1,228,960	(19,313)	4,131,820	59,315,675	2,526,867	—	—
✧✧LVIP SSGA Small-Cap Index Fund	16,620,826	393,190	378,142	(29,229)	448,600	17,055,245	607,792	—	—
✧✧LVIP SSGA Small-Mid Cap 200 Fund	16,917,713	242,035	378,141	(51,586)	42,971	16,772,992	1,568,449	—	—
Fixed Income Fund-25.68%@
✧✧LVIP SSGA Bond Index Fund	111,817,334	3,315,678	2,363,384	(449,857)	3,936,863	116,256,634	11,540,265	—	—
International Equity Funds-32.28%@
✧✧LVIP SSGA Developed International 150 Fund	50,558,740	141,910	3,830,640	(128,777)	3,539,856	50,281,089	6,673,890	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	45,410,630	129,009	2,118,483	(555,346)	2,406,942	45,272,752	6,315,072	—	—
✧✧LVIP SSGA International Index Fund	49,686,878	141,910	3,296,584	338,308	3,727,562	50,598,074	5,092,399	—	—
Total	$420,543,385	$5,765,872	$15,266,495	$(906,855)	$19,326,792	$429,462,699		$—	$—

@ As a percentage of Net Assets as of March 31, 2023.
✧✧ Standard Class shares.
4. Subsequent Events
At a meeting held March 6-7, 2023, the Fund’s Board approved a proposal to change the Fund’s name. Effective April 11, 2023, the Fund’s name changed to LVIP Structured Moderately Aggressive Allocation Fund.
LVIP SSGA Moderately Aggressive Structured Allocation Fund–3